Exceptional items (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Reported within Operating profit [Abstract]
Operating profit	$ (227,392)	[1]	$ (247,196)	[2]	$ (376,824)
Reported within finance costs [Abstract]
Finance costs incurred in escrow period	0		0		6,326
Reported within finance income [Abstract]
Finance income earned in escrow period	0		0		(553)
Finance income (costs) incurred in escrow period	0		0		(5,773)
(Loss)/Profit before tax	(131,547)	[1],[3]	(149,848)	[2],[3]	(34,112)
Tax [Abstract]
Total tax (credit)/charge	7,464	[1],[3],[4]	13,869	[2],[3],[4]	(673,081)
Exceptional Items Adjustments [Member]
Reported within Operating profit [Abstract]
Integration costs	27,696		23,634		278,995
Pre-acquisition costs	58,004		5,569		43,025
Acquisition costs	2,597		531		27,116
Property related costs	5,525		5,964		38,014
Severance and legal costs	3,436		(4,845)		129,743
Divestiture	0		0		21,263
Royalty provision release	0		(3,000)		0
Operating profit	97,258		27,853		538,156
Reported within finance costs [Abstract]
Finance costs incurred in escrow period	0		0		6,326
Reported within finance income [Abstract]
Finance income earned in escrow period	0		0		(553)
Finance income (costs) incurred in escrow period	0		0		5,773
(Loss)/Profit before tax	97,258		27,853		543,929
Tax [Abstract]
Tax effect of exceptional items	(11,633)		(6,835)		(105,911)
Tax exceptional item	0		0		(692,285)
Total tax (credit)/charge	(11,633)		(6,835)		(798,196)
Exceptional (income)/costs after tax	$ 85,625		$ 21,018		$ (254,267)

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[3]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).